MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
(the “Funds”)
Supplement dated September 22, 2022, to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective immediately, the following information replaces the information found in the fifth sentence of the first paragraph in the section titled Determining Net Asset Value on page 70 of the Prospectus:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
Effective immediately, the following information replaces the fourth paragraph in the section titled Determining Net Asset Value on page 71 of the Prospectus:
The Trustees have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M(ADV)-22-01

MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
(the “Funds”)
Supplement dated September 22, 2022, to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces the information found in the fourth sentence of the first paragraph in the section titled Valuation of Portfolio Securities on page 83 of the SAI:
A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ valuation procedures.
Effective immediately, the following information replaces the fourth paragraph in the section titled Valuation of Portfolio Securities on pages 83 and 84 of the SAI:
The Board has designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
Effective immediately, the eighth paragraph found on page 84 of the SAI in the section titled Valuation of Portfolio Securities has been removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M(ADV)-22-02